Disclosure on individual items of the consolidated financial statements (Details) - Schedule of information on contract assets and contract liabilities from contracts with customers - EUR (€)
€ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Information On Contract Assets And Contract Liabilities From Contracts With Customers Abstract
Receivables, which are included in 'Trade and other receivables'	€ 13,897	€ 7,424
Contract assets	6	973
Contract liabilities	€ 23,721	€ 6,340